VANECK FUTURE OF FOOD ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.0%
Brazil: 2.2%
Yara International ASA (NOK)	1,847	$80,246
Canada: 5.8%
Maple Leaf Foods, Inc. †	2,200	42,509
Nutrien Ltd. (USD)	2,280	168,378
		210,887
China: 2.6%
Vitasoy International Holdings Ltd. (HKD)	48,000	92,995
Denmark: 4.4%
Novozymes A/S	3,091	158,564
France: 2.8%
Danone SA	1,628	101,482
Germany: 3.1%
Symrise AG	1,052	114,689
Ireland: 3.4%
Kerry Group Plc	1,228	122,809
Isle of Man: 0.3%
Agronomics Ltd. *	76,708	10,329
Japan: 2.0%
Kubota Corp.	4,800	72,602
Mexico: 3.8%
Orbia Advance Corp. SAB de CV	64,280	139,482
Netherlands: 1.0%
Corbion NV	1,060	34,961
Norway: 0.2%
Atlantic Sapphire ASA * †	10,900	5,910
Philippines: 0.7%
Monde Nissin Corp. 144A	147,600	26,700
Sweden: 3.4%
Oatly Group AB (ADR) * †	50,452	122,094
Switzerland: 9.0%
Bucher Industries AG	216	101,180
Givaudan SA	40	130,391
	Number of Shares	Value
Switzerland (continued)
Nestle SA	768	$93,786
		325,357
United States: 52.3%
AppHarvest, Inc. *	39,524	24,201
Archer-Daniels-Midland Co.	1,156	92,087
Balchem Corp.	308	38,956
Ball Corp.	1,844	101,623
Benson Hill, Inc. * †	14,124	16,243
Berry Global Group, Inc.	696	40,994
Beyond Meat, Inc. *	1,589	25,789
Bunge Ltd.	1,652	157,799
Conagra Brands, Inc.	1,584	59,495
Corteva, Inc.	3,295	198,721
Deere & Co.	500	206,441
FMC Corp.	1,457	177,943
Ingredion, Inc.	2,044	207,937
International Flavors & Fragrances, Inc.	1,016	93,431
John Bean Technologies Corp.	532	58,142
Kellogg Co.	780	52,229
Lindsay Corp.	664	100,350
Local Bounti Corp. *	5,552	4,426
Titan International, Inc. *	3,380	35,422
Trimble, Inc. *	1,732	90,791
Valmont Industries, Inc.	408	130,266
		1,913,286
Total Common Stocks (Cost: $4,121,589)		3,532,393

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.5%
Money Market Fund: 4.5% (Cost: $164,331)
State Street Navigator Securities Lending Government Money Market Portfolio	164,331	164,331
Total Investments: 101.5% (Cost: $4,285,920)		3,696,724
Liabilities in excess of other assets: (1.5)%		(53,947)
NET ASSETS: 100.0%		$3,642,777

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $161,561.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $26,700, or 0.7% of net assets.
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VANECK FUTURE OF FOOD ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Materials	41.9%	$1,478,381
Consumer Staples	35.3	1,248,488
Industrials	19.9	704,404
Information Technology	2.6	90,791
Financials	0.3	10,329
	100.0%	$3,532,393
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